Segmented Information - Additional Information (Detail)	12 Months Ended
	Mar. 28, 2026 Store Segment	Mar. 29, 2025 Store	Mar. 30, 2024 Store
Segment Information [Line Items]
Number of reportable segments | Segment	2
Number of retail stores	17
Number of Stores Opened		5
Birks Brand [Member]
Segment Information [Line Items]
Number of Stores Closed	1	1	3
Birks Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of reportable segments | Segment	2
Multi-Brand European Boutiques [Member] [Member]
Segment Information [Line Items]
Number of Stores Opened	4
Mono Brand European Boutiques [Member]
Segment Information [Line Items]
Number of Stores Opened	3
Breitling Brand [Member]
Segment Information [Line Items]
Number of retail locations	4